Accounts Payable to Suppliers (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable To Suppliers
Schedule of accounts payable to suppliers

	12.31.2021	12.31.2020
Energy supplies	1,303,386	1,393,899
Materials and supplies	770,629	671,458
Natural gas for resale	60,121	38,574
Charges for use of grid system	576,848	332,521
	2,710,984	2,436,452
Current	2,585,735	2,291,307
Noncurrent	125,249	145,145